Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)		Taxes	Royalties	Fees	Bonuses	Total Payments
Total		$ 110,883,227	$ 155,548,428	$ 2,092,982	$ 2,994,531	$ 271,469,168
COLOMBIA | NATIONAL GOVERNMENT OF COLOMBIA, NATIONAL HYDROCARBON AGENCY OF COLOMBIA [Member]
Total	[1]		145,160,150			145,160,150
COLOMBIA | NATIONAL GOVERNMENT OF COLOMBIA, DIRECTORATE OF NATIONAL TAXES AND CUSTOMS OF COLOMBIA [Member]
Total	[1]	108,318,283				108,318,283
COLOMBIA | NATIONAL GOVERNMENT OF COLOMBIA 3 [Member]
Total	[1]			1,435,982		1,435,982
COLOMBIA | MUNICIPALITY OF PUERTO ASIS [Member]
Total	[1]	412,336			794,268	1,206,604
COLOMBIA | MUNICIPALITY OF MOCOA [Member]
Total	[1]	370,955			430,535	801,490
COLOMBIA | MUNICIPALITY OF SAN MARTIN [Member]
Total	[1]	317,717			432,137	749,854
COLOMBIA | MUNICIPALITY OF VILLAGARZON [Member]
Total	[1]	294,184			439,977	734,161
COLOMBIA | MUNICIPALITY OF RIO DE ORO [Member]
Total	[1]	112,646			169,476	282,122
COLOMBIA | INDIGENOUS COMMUNITY OF CABILDO AWA [Member]
Total	[1]				216,751	216,751
COLOMBIA | INDIGENOUS COMMUNITY OF RESGUARDO INGA WASIPUNGO [Member]
Total	[1]				198,001	198,001
COLOMBIA | MUNICIPALITY OF PUERTO GUZMAN [Member]
Total	[1]	117,674			71,360	189,034
COLOMBIA | MUNICIPALITY OF PIAMONTE [Member]
Total	[1]	117,674			23,641	141,315
COLOMBIA | DISTRICT OF BOGOTA [Member]
Total	[1]	139,012				139,012
COLOMBIA | MUNICIPALITY OF RIONEGRO [Member]
Total	[1]				131,975	131,975
COLOMBIA | INDIGENOUS COMMUNITY ORGANIZATION (ORCONEPUL) [Member]
Total	[1]				$ 86,410	86,410
ECUADOR | GOVERNMENT OF ECUADOR, MINISTRY OF ENERGY AND NON-RENEWABLE NATURAL RESOURCES OF ECUADOR [Member]
Total			$ 10,388,278	357,000		10,745,278
ECUADOR | GOVERNMENT OF ECUADOR, SECRETARIAT OF HIGHER EDUCATION, SCIENCE, TECHNOLOGY AND INNOVATION [Member]
Total				$ 300,000		300,000
ECUADOR | GOVERNMENT OF ECUADOR, INTERNAL REVENUE SERVICE [Member]
Total		380,688				380,688
UNITED STATES | STATE OF DELAWARE, DELAWARE SECRETARY OF STATE [Member]
Total		$ 252,058				$ 252,058

[1]	Paid in Colombian Pesos. Translated at the 2023 average foreign exchange rate of 4,325.05:1 USD